Trade receivables	12 Months Ended
Dec. 31, 2023
Trade Receivables
Trade receivables

8.	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sale value, and are subsequently measured according to the portfolio: (i) fair value through other comprehensive income (FVOCI), in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

Credit losses on financial assets that are measured at amortized cost are deducted from carrying amount of the asset.

For financial instruments measured at FVOCI, credit losses, if any, are recorded in OCI instead of reducing the carrying amount of the asset.

At each reporting date, the Company evaluates if the financial assets recorded at amortized cost or FVOCI show any indication of impairment. A financial asset shows indication of impairment loss when there is one or more events with adverse impact on the estimated future cash flows of the financial asset.

Receivables are considered unrecoverable and therefore written off from the accounts receivable portfolio, when they are not collected after 360 days from due date. At each balance sheet date, the Company and its subsidiaries assess whether the receivables have any indications of impairment.

	2023	2022

Credit card companies (note 8.1)	109	79
Credit card companies - related parties (note 12.2)	8	4
Sales vouchers and trade receivables	272	255
Private label credit card	30	34
Receivables from related parties (note 12.2)	9	5
Receivables from suppliers	32	42
Allowance for doubtful accounts (note 8.2)	(2)	(2)
	458	417

Current	458	417

8.1.	Credit card companies

As part of our cash management strategy, the Group periodically enters into factoring transactions and discounts a portion of its credit card receivables with financial institutions or credit card companies, without recourse or related obligation.

8.2.	Allowance for doubtful accounts on trade receivables

	2023	2022	2021

At the beginning of the year	(2)	(35)	(43)
Allowance booked for the year	(20)	(40)	(57)
Write-offs of receivables	25	38	61
Assets held for sale or distribution and discontinued operations	(7)	25	-
Foreign currency translation adjustment	2	10	4
At the end of the year	(2)	(2)	(35)

The aging list of gross trade receivables is as follows:

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2023	460	447	9	1	1	2
12.31.2022	419	404	10	1	1	3